Executive and Supervisory Board Compensation - Supervisory Board Compensation (Details) - Supervisory Board Members - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Executive and Supervisory Board Compensation
Total compensation	€ 3,770	€ 3,702	€ 3,663
Thereof fixed compensation	3,218	3,162	3,135
Thereof committee remuneration	€ 553	€ 540	€ 528